INVENTORIES, NET	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
INVENTORIES, NET

5. Inventories, Net

As of June 30, 2023 and March 31, 2023, inventories, net, consisted of the following:

	As of June 30, 2023	As of March 31, 2023
Raw materials and spare parts	$6,400	$5,908
Work in process	1,788	1,146
Finished goods	1,761	593
Less: reserves	(2,189)	(1,526)
Total inventories, net	$7,760	$6,121

5. Inventories, Net

As of March 31, 2023 and 2022, inventories, net, consisted of the following:

	As of March 31,
	2023	2022
		As Restated
Raw materials and spare parts	$5,908	$5,108
Work in process	1,146	1,362
Finished goods	593	1,489
Less: reserves	(1,526)	(3,167)
Total inventories, net	$6,121	$4,792

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)